Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	DODGE & COX FUNDS
Central Index Key	0000029440
Amendment Flag	false
Document Creation Date	Aug. 08, 2012
Document Effective Date	Aug. 08, 2012
Prospectus Date	May 01, 2012